Pension Plans (Details) - Schedule of Plan Expected Profit	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Plan Expected Profit [Abstract]
Type of expected yield from the plan’s assets	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually
Type of yield expected from the reimbursement rights	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually